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                           AMERICAN PERFORMANCE FUNDS

                       SUPPLEMENT DATED OCTOBER 22, 2004
  TO THE INSTITUTIONAL TAX-FREE MONEY MARKET FUND PROSPECTUS DATED AUGUST 18,
                                     2004.

1. THE SECTIONS ENTITLED "OPENING AN ACCOUNT" AND "BUYING SHARES" ARE DELETED AND REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

     OPENING AN ACCOUNT AND BUYING SHARES

     1. Read this prospectus carefully.

     2. Determine how much you want to invest. The minimum investment for the American Performance Institutional Tax-Free Money Market Fund is as follows:

        - INITIAL PURCHASE:  $1,000,000

        - ADDITIONAL PURCHASE:  None

        The Fund may waive its initial minimum purchase requirement.

        All purchases made by check should be in U.S. dollars. Third party checks, credit card checks, money orders, traveler's checks, starter checks or cash will not be accepted.

     3. Complete the appropriate parts of the Account Registration Form, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Funds at (800) 762-7085.

     4. You may purchase shares of the Fund by following the procedures established by the Distributor in connection with requirements of qualified accounts maintained by Bank of Oklahoma or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into an American Performance Institutional Money Market Fund.
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2. UNDER THE SECTION ENTITLED "SELLING SHARES" ON PAGE 11, THE INFORMATION
   REGARDING SELLING SHARES BY WIRE AND BY ELECTRONIC FUNDS TRANSFER IS REPLACED IN ITS ENTIRETY BY THE FOLLOWING:

By Wire

- Accounts of any types which have
  elected the wire option on the
  Account Registration Form.
- Sales of any amount.
- Call (800) 762-7085 to request a wire
  transfer.
- If you call by 12:00 noon Eastern
  time, your payment will normally be
  wired to your bank on the next
  business day.
- The Fund may charge a wire fee.
- Your bank may charge a fee to wire
  funds.

By Electronic Funds Transfer

- Accounts of any type.
- Sales of any amount.
- Shareholders with accounts at a U.S.
  bank which participates in the
  Automated Clearing House.
- Call (800) 762-7085 to request an
  electronic funds transfer.
- If you call by 12:00 noon Eastern
  time, the NAV of your shares will
  normally be determined on the same
  day and you will receive your
  proceeds within a week after your
  request is received.
- Your bank may charge a fee to
  electronically transfer funds.

3. UNDER THE SECTION ENTITLED "TRANSACTION POLICIES - VALUATION OF SHARES" THE FIRST AND SECOND PARAGRAPHS ARE DELETED AND REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

- The net asset value of the Fund is generally determined at 12:00 noon Eastern time on each business day. The Funds' business day is any day in which the New York Stock Exchange is open for regular trading, except for the following days in 2004: October 11 and November 11. In addition, the Fund reserves the right to consider a business day any other day on which regular trading in money market instruments is taking place.

                SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.

APFSPAPINSTMM-2